INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Profit before income tax	$ 198,019	$ 192,884	$ 124,852
Tax calculated at the tax rate in each country	(40,240)	(33,108)	(27,757)
Argentine Knowledge Economy Law	2,297	1,358	1,157
Non-deductible expenses / non-taxable gains	(1,695)	61	2,122
Tax loss carry forward not recognized	(207)	(3,096)	(2,873)
Recognition of previously unrecognized tax losses	4,993	0	0
Foreign withholding tax	(5,107)	(2,683)	0
Exchange difference	1,130	(5,937)	(1,146)
Other	(682)	0	0
Income tax	$ (39,511)	$ (43,405)	$ (28,497)